GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 75,588	$ 80,882
Accumulated Amortization	(54,375)	(50,901)
Weighted-Avg Life	9 years 4 months 24 days	9 years 1 month 6 days
Amortization expense	8,975	9,476	10,532
Estimated Amortization Expense
2013	7,768
2014	6,372
2015	3,192
2016	1,023
2017	636
Customer lists/relationships
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	22,148	22,378
Accumulated Amortization	(14,684)	(12,556)
Weighted-Avg Life	10 years 10 months 24 days	10 years 10 months 24 days
Proprietary software and technology
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	22,000	22,000
Accumulated Amortization	(17,319)	(14,822)
Weighted-Avg Life	9 years 3 months 18 days	9 years 3 months 18 days
Formulas and recipes
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	17,854	18,354
Accumulated Amortization	(11,686)	(10,047)
Weighted-Avg Life	8 years 9 months 18 days	8 years 9 months 18 days
Distribution network
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	4,120	4,120
Accumulated Amortization	(3,783)	(3,371)
Weighted-Avg Life	10 years	10 years
Other intangibles
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	9,466	14,030
Accumulated Amortization	$ (6,903)	$ (10,105)
Weighted-Avg Life	7 years	6 years 3 months 18 days